NOTE 9 - CONTRACT ACCOUNTING	12 Months Ended
Dec. 31, 2018
Contractors [Abstract]
NOTE 9 - CONTRACT ACCOUNTING

NOTE 9 – CONTRACT ACCOUNTING

Contract Assets

Contract assets on uncompleted contracts represents costs and estimated earnings in excess of billings and/or cash received on uncompleted contracts accounted for under the percentage of completion contract method.

At December 31, 2018 and 2017, contract assets on uncompleted contracts consisted of the following:

	2018	2017
Costs and estimated earnings recognized	$4,273,057	$1,613,731
Less: Billings or cash received	(3,064,453)	(1,189,938)
Contract Assets	$1,208,604	$423,793

Contract Liabilities

Contract liabilities on uncompleted contracts represents billings and/or cash received that exceed accumulated revenues recognized on uncompleted contracts accounted for under the percentage of completion contract method.

At December 31, 2018 and 2017, contract liabilities on uncompleted contracts consisted of the following:

	2018	2017
Billings and/or cash receipts on uncompleted contracts	$8,563,241	$573,847
Less: Costs and estimated earnings recognized	(6,314,412)	(373,437)
Contract Liabilities	$2,248,829	$200,410